Events After The Reporting Period	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events After The Reporting Period
NOTE 31 – EVENTS AFTER THE REPORTING PERIOD
Financing of Electric Vehicle Development Projects
In conjunction with the Company’s agreements to provide AssetCare solutions to optimize Electric Vehicle (“EV”) charging efficiency at auto dealerships in the states of New York and California, on March 28, 2022, a subsidiary of the Company executed a promissory note with the Noteholder in the aggregate principal amount of US$15,000,000 (the “Note”).
Initially US$5,000,000 is available to be funded with the remainder available only after certain corporate tax reorganization work is completed by the Company. The initial principal amount of US$5,000,000 (the “Loan”) was funded on April 1, 2022. The Loan matures on March 31, 2025, with 10% per annum interest payable monthly in arrears in USD. The Loan may not be prepaid unless authorized by the lender and is unsecured until certain conditions are met. The Loan contains representations, warranties and covenants which must be complied with to avoid an event of default which will allow the lender to demand repayment and increase the interest rate to 18%, amongst other implications.
The use of proceeds of is solely for the development of the Company’s EV dealership projects. In addition to the Loan, the Note requires certain income based payments, including sharing on a 50/50% basis, all EV, solar and carbon reduction related tax credits and incentives, be made from the borrower to the lender based on income resulting from this project over the term of the 20-year EV dealership projects. The Note is subject to change of control provisions and right of first refusal provisions for additional financing related to the EV projects.
Warrant activity
On February 15, 2022, the Company’s warrants associated with the USD equity offering described in Note 15(b), commenced trading under the symbol MCLDW (Notes 1 and 15).
On January 17, 2022, the Company issued warrants to ATB to purchase an equivalent number of common shares of the Company and the warrant liability of $195,066 described in Note 15(c) was derecognized with an offsetting credit to contributed surplus for the value assigned to the warrants.